FAIR VALUE MEASUREMENTS (Details 2) (Nonrecurring basis, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Cost Approach | Minimum | Mapbar
Significant unobservable inputs
Fair Value Inputs Estimated Recovery Rate (as a percent)	36.00%
Cost Approach | Maximum | Mapbar
Significant unobservable inputs
Fair Value Inputs Estimated Recovery Rate (as a percent)	100.00%
Income Approach Valuation | Gaoxue
Significant unobservable inputs
Fair Value Inputs, Long-term Revenue Growth Rate	3.00%
Fair Value Inputs, Discount Rate	25.00%
Fair Value Inputs Duration of Cash Flows	7 years
Income Approach Valuation | Minimum | Gaoxue
Significant unobservable inputs
Fair Value Inputs Estimated Net Revenues	$ 13,022
Income Approach Valuation | Maximum | Gaoxue
Significant unobservable inputs
Fair Value Inputs Estimated Net Revenues	$ 52,944